Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities

(in millions)	2017	2016
Defined benefit pension plan liabilities (Note 24)	$393	$410
OPEB plan liabilities (Note 24)	381	411
Asset retirement obligations	71	58
Customer and other deposits	67	69
Waneta Partnership promissory note (Notes 28, 29 and 30)	63	59
Mine reclamation and retiree health care liabilities	40	40
DSU, PSU and RSU liabilities (Note 21)	39	24
Fair value of derivative instruments (Note 28)	37	10
MGP site remediation (Notes 8 (ix) and 13)	34	77
Deferred compensation plan liabilities (Note 9)	28	27
Other	57	94
	$1,210	$1,279